UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21722

Name of Fund:  BlackRock Enhanced Equity Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Enhanced Equity Yield Fund, Inc.


Schedule of Investments as of March 31, 2007

                                                Shares
Industry                                          Held    Common Stocks                                                 Value
Aerospace & Defense - 1.9%                      23,600    Boeing Co.                                              $     2,098,276
                                                 7,100    General Dynamics Corp.                                          542,440
                                                15,500    Honeywell International, Inc.                                   713,930
                                                21,000    L-3 Communications Holdings, Inc.                             1,836,870
                                                19,600    Lockheed Martin Corp.                                         1,901,592
                                                 4,500    Northrop Grumman Corp.                                          333,990
                                                                                                                  ---------------
                                                                                                                        7,427,098

Air Freight & Logistics - 1.1%                  59,600    United Parcel Service, Inc. Class B                           4,177,960

Automobiles - 0.4%                              90,500    Ford Motor Co.                                                  714,045
                                                28,800    General Motors Corp.                                            882,432
                                                                                                                  ---------------
                                                                                                                        1,596,477

Beverages - 2.1%                                29,100    Anheuser-Busch Cos., Inc.                                     1,468,386
                                               108,100    The Coca-Cola Co.                                             5,188,800
                                                25,600    PepsiCo, Inc.                                                 1,627,136
                                                                                                                  ---------------
                                                                                                                        8,284,322

Biotechnology - 1.5%                            51,500    Amgen, Inc. (b)                                               2,877,820
                                                11,600    Biogen Idec, Inc. (b)                                           514,808
                                                11,000    Celgene Corp. (b)                                               577,060
                                                 8,600    Genzyme Corp. (b)                                               516,172
                                                20,000    Gilead Sciences, Inc. (b)                                     1,530,000
                                                                                                                  ---------------
                                                                                                                        6,015,860

Capital Markets - 2.4%                           3,800    American Capital Strategies Ltd.                                168,378
                                                29,000    The Bank of New York Co., Inc.                                1,175,950
                                                63,100    E*Trade Financial Corp. (b)                                   1,338,982
                                                12,700    The Goldman Sachs Group, Inc.                                 2,624,201
                                                21,400    Lehman Brothers Holdings, Inc.                                1,499,498
                                                32,400    Morgan Stanley                                                2,551,824
                                                                                                                  ---------------
                                                                                                                        9,358,833

Chemicals - 1.9%                                20,700    Air Products & Chemicals, Inc.                                1,529,523
                                                48,300    The Dow Chemical Co.                                          2,215,038
                                                47,600    E.I. du Pont de Nemours & Co.                                 2,352,868
                                                18,000    PPG Industries, Inc.                                          1,265,580
                                                                                                                  ---------------
                                                                                                                        7,363,009

Commercial Banks - 6.0%                         88,000    BB&T Corp.                                                    3,609,760
                                                27,200    Comerica, Inc.                                                1,608,064
                                                30,700    HSBC Holdings Plc (c)                                         2,695,767
                                                43,700    KeyCorp                                                       1,637,439
                                                93,500    National City Corp.                                           3,482,875
                                                51,500    Regions Financial Corp.                                       1,821,555
                                                65,100    U.S. Bancorp                                                  2,276,547
                                                77,500    Wachovia Corp.                                                4,266,375
                                                59,700    Wells Fargo & Co.                                             2,055,471
                                                                                                                  ---------------
                                                                                                                       23,453,853

Commercial Services &                            6,400    Monster Worldwide, Inc. (b)                                     303,168
Supplies - 0.1%                                  4,900    Pitney Bowes, Inc.                                              222,411
                                                                                                                  ---------------
                                                                                                                          525,579

Communications Equipment - 3.1%                 15,971    Ciena Corp. (b)                                                 446,390
                                               159,600    Cisco Systems, Inc. (b)                                       4,074,588
                                                52,100    Corning, Inc. (b)                                             1,184,754
                                                 9,350    JDS Uniphase Corp. (b)                                          142,400
                                               132,500    Motorola, Inc.                                                2,341,275
                                                90,800    QUALCOMM, Inc.                                                3,873,528
                                                                                                                  ---------------
                                                                                                                       12,062,935

Computers & Peripherals - 3.2%                  30,000    Apple Computer, Inc. (b)                                      2,787,300
                                                41,900    Dell, Inc. (b)                                                  972,499
                                               125,800    EMC Corp. (b)                                                 1,742,330
                                                67,500    Hewlett-Packard Co.                                           2,709,450
                                                39,000    International Business Machines Corp.                         3,676,140
                                               126,900    Sun Microsystems, Inc. (b)                                      762,669
                                                                                                                  ---------------
                                                                                                                       12,650,388

Consumer Finance - 0.2%                         11,500    American Express Co.                                            648,600

Containers & Packaging - 0.2%                   21,200    Packaging Corp. of America                                      517,280
                                                 8,300    Pactiv Corp. (b)                                                280,042
                                                                                                                  ---------------
                                                                                                                          797,322

Diversified Financial Services - 4.2%          108,100    Bank of America Corp.                                         5,515,262
                                               121,500    Citigroup, Inc.                                               6,237,810
                                                92,400    JPMorgan Chase & Co.                                          4,470,312
                                                                                                                  ---------------
                                                                                                                       16,223,384

Diversified Telecommunication                  100,790    AT&T, Inc.                                                    3,974,150
Services - 3.2%                                130,100    Chunghwa Telecom Co. Ltd. (c)                                 2,591,592
                                                74,700    Citizens Communications Co.                                   1,116,765
                                                 7,291    Embarq Corp.                                                    410,848
                                               119,290    Verizon Communications, Inc.                                  4,523,477
                                                                                                                  ---------------
                                                                                                                       12,616,832

Electric Utilities - 0.9%                       40,000    American Electric Power Co., Inc.                             1,950,000
                                                14,000    FPL Group, Inc.                                                 856,380
                                                11,400    FirstEnergy Corp.                                               755,136
                                                                                                                  ---------------
                                                                                                                        3,561,516

Electrical Equipment - 0.3%                     19,000    Rockwell Automation, Inc.                                     1,137,530

Energy Equipment & Services - 1.2%               9,600    Baker Hughes, Inc.                                              634,848
                                                51,700    Halliburton Co.                                               1,640,958
                                                21,400    Schlumberger Ltd.                                             1,478,740
                                                 8,800    Transocean, Inc. (b)                                            718,960
                                                                                                                  ---------------
                                                                                                                        4,473,506

Food & Staples Retailing - 1.6%                 26,720    CVS/Caremark Corp.                                              912,221
                                                79,700    Wal-Mart Stores, Inc.                                         3,741,915
                                                38,800    Walgreen Co.                                                  1,780,532
                                                                                                                  ---------------
                                                                                                                        6,434,668

Food Products - 0.9%                            16,600    ConAgra Foods, Inc.                                             413,506
                                               172,500    Sara Lee Corp.                                                2,918,700
                                                                                                                  ---------------
                                                                                                                        3,332,206

Health Care Equipment &                         24,400    Baxter International, Inc.                                    1,285,148
Supplies - 2.1%                                 18,400    Becton Dickinson & Co.                                        1,414,776
                                                44,046    Boston Scientific Corp. (b)                                     640,429
                                                62,200    Medtronic, Inc.                                               3,051,532
                                                20,800    Zimmer Holdings, Inc. (b)                                     1,776,528
                                                                                                                  ---------------
                                                                                                                        8,168,413

Health Care Providers &                         55,200    Aetna, Inc.                                                   2,417,208
Services - 1.6%                                  9,100    Express Scripts, Inc. (b)                                       734,552
                                                12,600    Medco Health Solutions, Inc. (b)                                913,878
                                                40,600    UnitedHealth Group, Inc.                                      2,150,582
                                                                                                                  ---------------
                                                                                                                        6,216,220

Hotels, Restaurants &                           35,500    Carnival Corp.                                                1,663,530
Leisure - 1.5%                                  13,200    International Game Technology                                   533,016
                                                23,200    Starbucks Corp. (b)                                             727,552
                                                39,400    Starwood Hotels & Resorts Worldwide, Inc.                     2,555,090
                                                 7,300    Wendy's International, Inc.                                     228,490
                                                                                                                  ---------------
                                                                                                                        5,707,678

Household Durables - 1.4%                       12,500    Black & Decker Corp.                                          1,020,250
                                                19,000    Centex Corp.                                                    793,820
                                                12,700    D.R. Horton, Inc.                                               279,400
                                                22,700    Fortune Brands, Inc.                                          1,789,214
                                                18,500    KB Home                                                         789,395
                                                35,000    Tupperware Corp.                                                872,550
                                                                                                                  ---------------
                                                                                                                        5,544,629

Household Products - 1.9%                      114,942    The Procter & Gamble Co.                                      7,259,737

IT Services - 0.8%                              40,300    Automatic Data Processing, Inc.                               1,752,043
                                                10,075    Broadridge Financial Solutions, Inc.                            198,477
                                                14,700    Cognizant Technology Solutions Corp. (b)                      1,297,569
                                                                                                                  ---------------
                                                                                                                        3,248,089

Industrial Conglomerates - 4.7%                 35,500    3M Co.                                                        2,713,265
                                               332,500    General Electric Co.                                         11,757,200
                                               119,700    Tyco International Ltd.                                       3,776,535
                                                                                                                  ---------------
                                                                                                                       18,247,000

Insurance - 3.1%                                73,200    American International Group, Inc.                            4,920,504
                                                36,300    Lincoln National Corp.                                        2,460,777
                                                56,800    Marsh & McLennan Cos., Inc.                                   1,663,672
                                                62,000    The Progressive Corp.                                         1,352,840
                                                34,300    The Travelers Cos., Inc.                                      1,775,711
                                                                                                                  ---------------
                                                                                                                       12,173,504

Internet & Catalog Retail - 0.3%                31,900    Amazon.com, Inc. (b)                                          1,269,301

Internet Software & Services - 1.5%             41,000    eBay, Inc. (b)                                                1,359,150
                                                 8,100    Google, Inc. Class A (b)                                      3,711,096
                                                23,100    Yahoo!, Inc. (b)                                                722,799
                                                                                                                  ---------------
                                                                                                                        5,793,045

Leisure Equipment & Products - 0.2%             33,900    Eastman Kodak Co.                                               764,784

Machinery - 1.7%                                33,600    Caterpillar, Inc.                                             2,252,208
                                                 8,400    Deere & Co.                                                     912,576
                                                39,800    Illinois Tool Works, Inc.                                     2,053,680
                                                33,600    Ingersoll-Rand Co. Class A                                    1,457,232
                                                                                                                  ---------------
                                                                                                                        6,675,696

Media - 2.8%                                    79,650    CBS Corp. Class B                                             2,436,493
                                               103,200    Comcast Corp. Class A (b)                                     2,678,040
                                                60,600    The DIRECTV Group, Inc. (b)                                   1,398,042
                                                 7,714    Idearc, Inc.                                                    270,761
                                                62,100    Regal Entertainment Group Series A                            1,233,927
                                                50,500    Time Warner, Inc.                                               995,860
                                                34,650    Viacom, Inc. Class B (b)                                      1,424,461
                                                18,300    Walt Disney Co.                                                 630,069
                                                                                                                  ---------------
                                                                                                                       11,067,653

Metals & Mining - 1.0%                          31,200    Alcoa, Inc.                                                   1,057,680
                                                 8,400    Allegheny Technologies, Inc.                                    896,196
                                                21,000    Freeport-McMoRan Copper & Gold, Inc. Class B                  1,389,990
                                                 8,500    Nucor Corp.                                                     553,605
                                                                                                                  ---------------
                                                                                                                        3,897,471

Multi-Utilities - 1.0%                          12,000    Ameren Corp.                                                    603,600
                                                53,800    Consolidated Edison, Inc.                                     2,747,028
                                                 8,300    Public Service Enterprise Group, Inc.                           689,232
                                                                                                                  ---------------
                                                                                                                        4,039,860

Multiline Retail - 0.8%                          8,500    Family Dollar Stores, Inc.                                      251,770
                                                24,300    Federated Department Stores, Inc.                             1,094,715
                                                11,000    Nordstrom, Inc.                                                 582,340
                                                 2,800    Sears Holdings Corp. (b)                                        504,448
                                                 9,700    Target Corp.                                                    574,822
                                                                                                                  ---------------
                                                                                                                        3,008,095

Oil, Gas & Consumable Fuels - 8.6%              30,400    Anadarko Petroleum Corp. (e)                                  1,306,592
                                                 9,700    Apache Corp.                                                    685,790
                                                33,500    BP Plc (c)                                                    2,169,125
                                                53,706    Chevron Corp.                                                 3,972,096
                                                48,900    ConocoPhillips                                                3,342,315
                                                33,000    Devon Energy Corp.                                            2,284,260
                                                17,200    EOG Resources, Inc.                                           1,227,048
                                               174,600    Exxon Mobil Corp.                                            13,173,570
                                                22,800    Hess Corp.                                                    1,264,716
                                                 2,205    Hugoton Royalty Trust                                            55,522
                                                10,500    Marathon Oil Corp.                                            1,037,715
                                                39,900    Nordic American Tanker Shipping Ltd.                          1,446,375
                                                62,000    USEC, Inc. (b)                                                1,007,500
                                                12,000    XTO Energy, Inc.                                                657,720
                                                                                                                  ---------------
                                                                                                                       33,630,344

Paper & Forest Products - 0.8%                  52,500    International Paper Co.                                       1,911,000
                                                14,200    MeadWestvaco Corp.                                              437,928
                                                 8,000    Weyerhaeuser Co.                                                597,920
                                                                                                                  ---------------
                                                                                                                        2,946,848

Pharmaceuticals - 8.0%                          43,200    Abbott Laboratories                                           2,410,560
                                               100,800    Bristol-Myers Squibb Co.                                      2,798,208
                                                62,700    Eli Lilly & Co.                                               3,367,617
                                               128,600    Johnson & Johnson                                             7,749,436
                                                67,800    Merck & Co., Inc.                                             2,994,726
                                               321,700    Pfizer, Inc.                                                  8,126,142
                                                55,300    Schering-Plough Corp.                                         1,410,703
                                                45,800    Wyeth                                                         2,291,374
                                                                                                                  ---------------
                                                                                                                       31,148,766

Real Estate Investment Trusts                   58,300    Annaly Capital Management, Inc.                                 902,484
(REITs) - 1.9%                                  32,600    Equity Residential                                            1,572,298
                                               144,900    Friedman Billings Ramsey Group, Inc. Class A                    799,848
                                                59,200    Hospitality Properties Trust                                  2,770,560
                                                30,000    Plum Creek Timber Co., Inc.                                   1,182,600
                                                                                                                  ---------------
                                                                                                                        7,227,790

Semiconductors & Semiconductor                  12,900    Analog Devices, Inc.                                            444,921
Equipment - 3.2%                               124,100    Applied Materials, Inc. (e)                                   2,273,512
                                                 9,200    Broadcom Corp. Class A (b)                                      295,044
                                               249,500    Intel Corp.                                                   4,772,935
                                                 8,500    KLA-Tencor Corp.                                                453,220
                                                12,600    LSI Logic Corp. (b)                                             131,544
                                                20,900    Linear Technology Corp.                                         660,231
                                                21,000    Maxim Integrated Products, Inc.                                 617,400
                                                57,700    National Semiconductor Corp.                                  1,392,878
                                                23,900    Texas Instruments, Inc.                                         719,390
                                                25,900    Xilinx, Inc.                                                    666,407
                                                                                                                  ---------------
                                                                                                                       12,427,482

Software - 2.9%                                 32,200    Autodesk, Inc. (b)                                            1,210,720
                                                19,200    Electronic Arts, Inc. (b)                                       966,912
                                               239,200    Microsoft Corp.                                               6,666,504
                                                96,800    Oracle Corp. (b)                                              1,754,984
                                                50,000    Symantec Corp. (b)                                              865,000
                                                                                                                  ---------------
                                                                                                                       11,464,120

Specialty Retail - 1.5%                         56,700    The Gap, Inc.                                                   975,807
                                                67,800    Home Depot, Inc.                                              2,490,972
                                                70,800    Lowe's Cos., Inc.                                             2,229,492
                                                 5,920    TravelCenters of America LLC (b)                                227,446
                                                                                                                  ---------------
                                                                                                                        5,923,717

Textiles, Apparel & Luxury                      11,900    Coach, Inc. (b)                                                 595,595
Goods - 0.5%                                    18,800    Hanesbrands, Inc. (b)                                           552,532
                                                 8,500    VF Corp.                                                        702,270
                                                                                                                  ---------------
                                                                                                                        1,850,397

Thrifts & Mortgage Finance - 2.2%               37,900    Fannie Mae                                                    2,068,582
                                                25,600    Freddie Mac                                                   1,522,944
                                               150,900    New York Community Bancorp, Inc.                              2,654,331
                                                52,800    Washington Mutual, Inc.                                       2,132,064
                                                                                                                  ---------------
                                                                                                                        8,377,921

Tobacco - 3.1%                                  86,300    Altria Group, Inc.                                            7,578,003
                                                23,600    Reynolds American, Inc.                                       1,472,876
                                                52,500    UST, Inc.                                                     3,043,950
                                                                                                                  ---------------
                                                                                                                       12,094,829

Wireless Telecommunication                     106,432    Sprint Nextel Corp.                                           2,017,951
Services - 0.5%

                                                          Total Common Stocks
                                                          (Cost - $365,459,813) - 96.0%                               374,333,218



                                            Beneficial
                                              Interest    Short-Term Securities
                                         $  19,713,206    BlackRock Liquidity Series, LLC
                                                          Money Market Series, 5.33% (a)(d)                            19,713,206

                                                          Total Short-Term Securities
                                                          (Cost - $19,713,206) - 5.0%                                  19,713,206



                                             Number of
                                             Contracts    Options Purchased
Call Options Purchased - 0.0%                      425    S&P 500 Index, expiring April 2007 at USD 1,470                  55,250

Put Options Purchased - 0.1%                       220    S&P 500 Index, expiring April 2007 at USD 1,395                 198,000

                                                          Total Options Purchased
                                                          (Premiums Paid - $272,135) - 0.1%                               253,250

                                                          Total Investments (Cost - $385,445,154) - 101.1%            394,299,674



                                                          Options Written
Call Options Written - (1.1%)                      475    S&P 500 Index, expiring April 2007 at USD 1,410             (1,254,000)
                                                 1,670    S&P 500 Index, expiring April 2007 at USD 1,425             (2,839,000)
                                                   420    S&P 500 Index, expiring April 2007 at USD 1,450               (218,400)
                                                                                                                  ---------------
                                                                                                                      (4,311,400)

Put Options Written - 0.0%                         220    S&P 500 Index, expiring April 2007 at USD 1,365                (94,600)

                                                          Total Options Written
                                                          (Premiums Received - $3,645,954) - (1.1%)                   (4,406,000)

                                                          Total Investments, Net of Options Written
                                                           (Cost - $381,799,200*) - 100.0%                            389,893,674
                                                          Other Assets Less Liabilities - 0.0%                            142,665
                                                                                                                  ---------------
                                                          Net Assets - 100.0%                                     $   390,036,339
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     381,919,345
                                                  =================
    Gross unrealized appreciation                 $      24,347,052
    Gross unrealized depreciation                      (16,372,723)
                                                  -----------------
    Net unrealized appreciation                   $       7,974,329
                                                  =================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
      Money Market Series                     $ 10,815,933        $ 235,713


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of March 31, 2007.

(e) Security held as collateral in connection with open financial futures contracts.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one of the more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of March 31, 2007 were as follows:


    Number of                     Expiration        Face          Unrealized
    Contracts       Issue            Date          Value         Appreciation

    41          S&P 500 Index     June 2007     $14,668,951          $849



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  May 21, 2007